Premises and Equipment - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property Plant And Equipment [Abstract]
Charges to operations for depreciation	$ 564,194	$ 529,109	$ 486,179